Equity (Details) - Schedule of options outstanding under stock option plans - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2021 (in Shares)	1,835,385	1,462,482
Weighted Average remaining contractual Term (Years)	3 years 9 months 7 days
Weighted average exercise price	$ 22.27
Options Exercisable as of December 31, 2021 (in Shares)	734,696
Weighted Average Exercise price of Options Exercisable	$ 12.95
7.94 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 7.94
Options outstanding as of December 31, 2021 (in Shares)	3,750
Weighted Average remaining contractual Term (Years)	2 years 4 months 6 days
Weighted average exercise price	$ 7.94
8.7-10.72 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	8.7
Ranges of exercise price, maximum	$ 10.72
Options outstanding as of December 31, 2021 (in Shares)	597,969
Weighted Average remaining contractual Term (Years)	1 year 9 months 25 days
Weighted average exercise price	$ 10.64
Options Exercisable as of December 31, 2021 (in Shares)	564,969
Weighted Average Exercise price of Options Exercisable	$ 10.66
11.48-15.09 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	11.48
Ranges of exercise price, maximum	$ 15.09
Options outstanding as of December 31, 2021 (in Shares)	109,166
Weighted Average remaining contractual Term (Years)	2 years 3 months 10 days
Weighted average exercise price	$ 12.51
Options Exercisable as of December 31, 2021 (in Shares)	67,500
Weighted Average Exercise price of Options Exercisable	$ 12.17
23.92-28.49 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	23.92
Ranges of exercise price, maximum	$ 28.49
Options outstanding as of December 31, 2021 (in Shares)	297,500
Weighted Average remaining contractual Term (Years)	4 years 6 months 21 days
Weighted average exercise price	$ 25.97
Options Exercisable as of December 31, 2021 (in Shares)	82,500
Weighted Average Exercise price of Options Exercisable	$ 24.77
29.81-32.27 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	29.81
Ranges of exercise price, maximum	$ 32.27
Options outstanding as of December 31, 2021 (in Shares)	730,000
Weighted Average remaining contractual Term (Years)	4 years 11 months 23 days
Weighted average exercise price	$ 30.17
Options Exercisable as of December 31, 2021 (in Shares)	20,000
Weighted Average Exercise price of Options Exercisable	$ 31.59
31.96 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 34.96
Options outstanding as of December 31, 2021 (in Shares)	97,000
Weighted Average remaining contractual Term (Years)	5 years 11 months 1 day
Weighted average exercise price	$ 34.69
Options Exercisable as of December 31, 2021 (in Shares)
Weighted Average Exercise price of Options Exercisable